Schedule of Prepaid Expenses (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Prepaid Expenses
Prepaid expenses	$ 3,856,570	$ 7,145
Less: amounts classified as non-current assets	(2,881,173)
Amounts classified as current assets	$ 975,397	$ 7,145